Stockholders' Equity (Details) - Schedule of warrants outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of warrants outstanding [Abstract]
Warrants outstanding balance beginning	62,863,879	12,994,545
Average exercise price balance beginning (in Dollars per share)	$ 2.854	$ 2.31
Remaining Contractual Life balance beginning	4 years 6 months	4 years
Warrants outstanding granted		54,863,876
Average exercise price granted (in Dollars per share)		$ 2.81
Remaining Contractual Life granted		4 years 6 months
Warrants outstanding Forfeited		(2,544,055)
Warrants exercisable Forfeited		1.01
Average exercise price Forfeited (in Dollars per share)
Warrants outstanding exercised		(2,450,487)
Warrants exercisable exercised		1.01
Average exercise price exercised (in Dollars per share)
Warrants outstanding balance ending	62,863,879	62,863,879
Average exercise price balance ending (in Dollars per share)	$ 2.854	$ 2.854
Remaining Contractual Life balance ending	4 years 3 months	4 years 6 months